Financial Statement Details - Prepaid Expenses and Other (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Rebate receivables	$ 1,407	$ 1,950
Receivables from contract manufacturers	716	1,823
Software licenses	770	504
Other	734	660
Total prepaid expenses and other	$ 3,627	$ 4,937